Subsequent Events (Details Textual) - Subsequent Event [Member]	1 Months Ended
Nov. 30, 2018 USD ($) shares
Subsequent Event [Line Items]
Issued shares of common stock	3,666,733
Investment advisory agreement [Member]
Subsequent Event [Line Items]
Amount of consideration | $	$ 20,000
Issued shares of common stock	648,222